Other Intangible Assets - Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Cost	$ 1,254	$ 1,914
Accumulated Amortization	(1,041)	(1,269)
Net Cost	213	645
Technologies & licences [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	742	882
Accumulated Amortization	(630)	(723)
Net Cost	112	159
Contractual customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	13	488
Accumulated Amortization	(11)	(171)
Net Cost	2	317
Purchased software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	356	358
Accumulated Amortization	(312)	(291)
Net Cost	44	67
Construction in progress [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	39	87
Net Cost	39	87
Other intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	104	99
Accumulated Amortization	(88)	(84)
Net Cost	$ 16	$ 15